Note Payable	9 Months Ended
Sep. 30, 2025
Notes Payable [Abstract]
Mortgage Notes Payable Disclosure [Text Block]

8. Note Payable

Stock Purchase Agreement and Financing

On January 23, 2025, in connection with the Company securing financing, it entered into a stock purchase agreement (the “January 2025 SPA”) with a purchaser (the “Purchaser”), which provides for the sale to the Purchaser of all of the issued and outstanding shares of capital stock (the “Ryvyl EU Shares”) of the Company’s indirect subsidiary domiciled in Bulgaria, Ryvyl (EU) EAD (“Ryvyl EU”), by Transact Europe Holdings EOOD, the Company’s wholly owned subsidiary, also domiciled in Bulgaria (“Transact Europe”) for an aggregate purchase price of $15.0 million (the “Financing Purchase Price”). Under the terms of the January 2025 SPA, the Company was required to use $13.0 million of the net proceeds raised in the financing to pay the First Installment of the Repurchase Agreement (each as defined below).

On January 23, 2025, the Company, Transact Europe and the Purchaser also entered into a Termination Agreement (the “Termination Agreement”). Among other things, the Termination Agreement provided the Company with the right to terminate the January 2025 SPA and all of the transactions contemplated therein, by paying the Purchaser $16.5 million on or before 90 days after the date of execution of the January 2025 SPA (April 23, 2025). If the January 2025 SPA was terminated as a result of such payment by the Company, the Ryvyl EU Shares would not have been sold to the Purchaser and would have been returned to Transact Europe and the January 2025 SPA would be void and of no further effect, except for some provisions that survive termination. In the event that the January 2025 SPA was not so terminated, then the Purchaser could close on its purchase of the Ryvyl EU Shares; provided, however, if the Purchaser was unable to close for any reason other than the Company’s breach, including the inability to obtain any regulatory clearances required for such transfer, then the Company would have been liable for damages in the amount of $16.5 million. In the event that the Purchaser was unable to close on the transfer of the Ryvyl EU Shares, as a result of the Company’s breach, then the Company would have been liable for damages in an amount equal to the appraised value of the Ryvyl EU Shares.

The Company analyzed the terms of the January 2025 SPA and Termination Agreement and determined that they should be accounted for together as a single transaction, as neither agreement would have been entered into without the other and the exercise of each party’s rights under each agreement would result in the termination of each party’s rights under the other agreement (i.e., the January 2025 SPA would have been void and of no further effect if the Company exercised its termination rights under the Termination Agreement, and the Termination Agreement would have been void and of no further effect in the event that the January 2025 SPA was not so terminated and the Purchaser closes on its purchase of the Ryvyl EU Shares). Further, the Company determined that the terms of the agreements, in particular the Company’s unilateral termination right, were such that the Company would not be considered to have surrendered control of the Ryvyl EU Shares until the termination deadline passes and, therefore, the substance of the transaction effectively represented short-term secured debt (rather than a true sale), akin to a repurchase agreement in which a seller-borrower of securities sells those securities to a buyer-lender with an agreement to repurchase them at a stated price plus interest at a specified date or in specified circumstances, which would be accounted for as a collateralized borrowing, in accordance with ASC 860-30. As such, the Company accounted for the transaction as a secured borrowing by recognizing the Financing Purchase Price as cash in the accompanying condensed consolidated balance sheets, recording an obligation (liability) to return the cash to the Purchaser, and recognizing the difference between the Financing Purchase Price and $16.5 million termination payment as interest expense over the 90-day period from the date of execution of the January 2025 SPA to the termination deadline.

Modification Agreement

On April 23, 2025, the Company, Transact Europe, and the Purchaser executed and entered into a modification agreement (the “Modification Agreement”) which provides that, notwithstanding the terms of the Termination Agreement or the January 2025 SPA, the Purchaser will not take any actions to close on the purchase of the Ryvyl EU Shares before May 6, 2025, so that the Company and the Purchaser may attempt to enter into an alternative transaction in lieu of the securities purchase transaction under the January 2025 SPA. The Company had the right, at any time, on or before May 6, 2025, to extend this period, so that the Purchaser would not exercise such right to purchase the Ryvyl EU Shares, until May 27, 2025, in consideration for the Company’s payment to the Purchaser of $0.75 million. This payment was to be accounted for as additional interest on the secured borrowing from the date of payment to the termination deadline. All other terms of the January 2025 SPA and the Termination Agreement remain unchanged and in full force and effect.

On May 7, 2025, the Purchaser provided a letter of notice to the Company and Transact Europe, stating that due to the Company not exercising its right to terminate the SPA by payment to the Purchaser of $16.5 million within the time so prescribed by the Termination Agreement, and as the Company had not exercised its right to extend the period during which time the Purchaser agreed not to exercise its rights to close on the transaction per the Modification Agreement (the “Standstill Period”), the Company no longer had the right to terminate the SPA pursuant to the Termination Agreement, and the Standstill Period had expired. The Purchaser also notified the Company that notwithstanding the foregoing, they did not intend to take the final steps to close on the purchase of the Ryvyl EU Shares for a period of ten calendar days from and including the date of the letter, or until May 16, 2025. The parties continued discussions during this period. All other terms of the SPA and the Termination Agreement remained unchanged and in full force and effect. On May 14, 2025, the Purchaser notified the Company that it would proceed to take steps to acquire the Ryvyl EU Shares, and the Company issued a press release stating that the parties had ceased discussions to restructure the terms of the pre-funded asset sale of its Ryvyl EU subsidiary. The sale of Ryvyl EU was completed between the parties, effective June 1, 2025.

Since the $16.5 million owed to the Purchaser was effectively settled in full in exchange for the Purchaser acquiring Ryvyl EU, the amount was treated as the total consideration received by the Company for the sale of Ryvyl EU. Accordingly, the principal balance and accrued interest of $16.5 million were deemed fully repaid as of June 1, 2025, the date of the completion of the Ryvyl EU sale. See Note 3, Discontinued Operations, for additional information.